Property, Plant and Equipment, Net	6 Months Ended
Mar. 31, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment as of March 31, 2024, and September 30, 2023 consisted of the following:

	March 31,	September 30,
	2024	2023
	(Unaudited)
Buildings	$19,838,425	$20,258,258
Machinery and equipment	7,674,462	7,576,777
Electronic equipment	2,042,320	2,234,455
Transportation vehicles	341,468	337,925
Office equipment	294,822	283,972
Leasehold improvement	439,646	301,399
Construction in progress	1,696,062	1,654,405
Total property plant and equipment, at cost	32,327,205	32,647,191
Less: accumulated depreciation	(8,593,384)	(7,591,164)
Property, plant and equipment, net	$23,733,821	$25,056,027

Depreciation expense was $1,192,368 and $1,177,801 for the six months ended March 31, 2024 and 2023, respectively. For the six months ended March 31, 2024 and 2023, the Company recorded no impairment of property, plant and equipment.

For the six months ended March 31, 2024 and 2023, the Company purchased new property plant and equipment of $591,277 and $1,294,113, respectively. For the six months ended March 31, 2024 and 2023, the Company also spent approximately $24,359 and $3,640,520 for the construction in progress regarding building and equipment, respectively.

For the six months ended March 31, 2024, the Company disposed machinery, equipment and transportation vehicles with a net book value of $373,778 (cost of $635,843, accumulated depreciation of $262,065) and received cash from disposal of $455,532, causing a net disposal income of $81,036 included in operating income. For the six months ended March 31, 2023, the Company disposed machinery, equipment and transportation vehicles with a net book value of $205,928 (cost of $290,302, accumulated depreciation of $84,374) and received cash from disposal of $366,216, causing a net disposal income of $160,288 included in operating income. The disposal was related to cutting maintenance cost of idle machinery, equipment, and transportation, and thus improving the production efficiency after the disposal.

As of March 31, 2024 and September 30, 2023, the construction in progress assets were related to construction of manufacturing facilities for the Company.

As of March 31, 2024 and September 30, 2023, the Company pledged buildings to secure banking facilities granted to the Company. The carrying values of the pledged buildings to secure bank borrowings by the Company are shown in Note 13.